UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	7/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
July 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.2%	Rate (%)	Date	Amount ($)	Value ($)
Arizona--3.7%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	2,400,000	1,892,304
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.80	12/1/39	2,480,000	2,565,262
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	5,000,000	5,390,200
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000	5,749,750
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,000,000	4,540,600
California--18.5%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000	3,347,690
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/27	3,270,000	3,591,899
California,
Economic Recovery Bonds	5.00	7/1/20	5,000,000	5,697,600

California,
GO (Various Purpose)	5.75	4/1/31	7,725,000	8,269,844
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000	5,634,400
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000	3,222,090
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,000,000	3,412,740
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	12,710,000	14,598,198
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	6,270,000	5,518,729
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000	2,216,220
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	8,275,000	7,200,491
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	8,400,000	6,419,700
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.88	6/1/13	2,170,000 a	2,596,448
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.90	6/1/13	1,920,000 a	2,298,605

Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	6.00	9/1/13	3,145,000 a	3,713,899
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000	5,568,550
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000	5,303,750
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000	1,584,105
San Bernardino Community College
District, GO	6.25	8/1/33	2,000,000	2,264,620
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,667,475
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/28	5,115,000	5,579,340
Colorado--3.1%
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000	1,153,878
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	30,000	30,658
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,950,000	2,100,871
Denver City and County,
Airport Revenue (Insured;
AMBAC)	6.00	11/15/17	5,000,000	5,064,600
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0.00	6/15/11	6,125,000 a,b	2,283,155
University of Colorado Hospital

Authority, Revenue	5.25	11/15/39	4,810,000	4,847,807
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000	1,147,970
District of Columbia--.5%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/27	2,675,000	2,740,190
Florida--7.5%
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.55	1/1/23	1,000,000	1,006,800
Capital Projects Finance
Authority, Revenue (Capital
Projects Loan Program-AAAE
Airport Projects) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/14	1,485,000	1,547,370
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/17	2,520,000	2,500,672
Florida Housing Finance Agency,
Housing Revenue (Brittany of
Rosemont Apartments Project)
(Insured; AMBAC)	7.00	2/1/35	6,000,000	6,001,260
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	1,500,000	1,520,250
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	4,250,000	4,306,440
Miami-Dade County,
Aviation Revenue	5.00	10/1/30	2,000,000 c	2,007,780
Miami-Dade County,
Aviation Revenue, (Miami

International Airport - Hub of
the Americas) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/1/33	1,285,000	1,260,714
Miami-Dade County,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.50	10/1/17	2,595,000	2,730,770
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/28	2,600,000	2,751,788
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	2,500,000	2,573,175
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villas II Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.70	7/1/21	400,000	404,384
Orange County Housing Finance
Authority, MFHR (Palm Grove
Gardens) (Collateralized; FNMA)	5.15	1/1/23	1,175,000	1,201,203
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,580,000	2,464,184
Osceola County Industrial
Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	720,000	720,079
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	215,000 d	107,461
Palm Bay,
Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000 b	1,148,494
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000 b	427,910
Port Saint Lucie,
Utility System Revenue
(Insured; National Public

Finance Guarantee Corp.)	0.00	9/1/33	4,000,000 b	996,840
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000 c	1,001,120
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,545,000	1,544,799
Village Center Community
Development District, Utility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/23	1,000,000	1,013,550
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,870,113
Georgia--2.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	3,550,000	3,912,384
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	2,000,000	2,086,960
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project)	6.00	9/1/30	4,250,000	4,356,377
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.25	11/1/35	1,250,000	1,257,775
Hawaii--1.4%
Hawaii,
Airports System Revenue	5.25	7/1/26	3,575,000	3,836,332
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	3,695,000	3,724,154
Illinois--3.5%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	10,000,000	10,778,900

Illinois,
GO	5.00	1/1/24	2,500,000	2,590,150
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	169,905
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.50	6/15/23	5,000,000	5,332,400
Kansas--1.3%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	1,680,000	1,768,754
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/19	2,000,000	2,077,280
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/20	3,000,000	3,107,040
Kentucky--3.1%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,000,225
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000	2,557,275
Paducah Electric Plant Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/35	1,000,000	1,054,020
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	7,374,600
Louisiana--1.8%
Louisiana Local Government
Environmental Facilities and

Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,075,620
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/32	4,660,000	4,786,379
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	3,020,000	3,020,362
Maryland--.2%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000	1,025,590
Massachusetts--5.5%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,322,400
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.50	11/15/36	3,500,000	3,968,020
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/30	9,485,000	11,558,990
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,450,196
Massachusetts Water Resources
Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/30	5,500,000	6,432,085
Michigan--6.4%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured

Guaranty Municipal Corp.)	7.00	7/1/27	3,000,000	3,516,960
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000	5,008,550
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	10/15/18	1,500,000	1,567,110
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	10/15/19	8,500,000	8,880,290
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	7,025,000	6,434,057
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/22	610,000	400,282
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3) (Prerefunded)	6.25	6/1/12	2,640,000 a	2,941,277
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000	6,340,750
Mississippi--.2%
Mississippi Home Corporation,
SFMR (Collateralized; GNMA)	6.95	12/1/31	1,020,000	1,048,070
Missouri--1.5%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000	2,475,977
Missouri Highways and
Transportation Commission,

Second Lien State Road Revenue	5.25	5/1/22	5,000,000	5,718,300
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	55,000	56,137
Nevada--.9%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	2,860,000	3,002,600
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	2,000,000	2,017,120
New Jersey--2.4%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	6,300,000	7,247,394
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	5,135,000 a	6,059,659
New Mexico--1.0%
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000	5,279,650
New York--6.1%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	9,690,000 e,f	10,696,403
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	5,682,550
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000	1,052,190
New York State Dormitory

Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	6.00	7/1/17	3,500,000	4,249,070
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000	4,922,250
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.25	7/1/24	3,345,000	3,546,068
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/13	2,500,000	2,926,325
North Carolina--3.1%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	3,080,000	3,313,033
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	2,000,000	2,106,620
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	6.00	1/1/18	7,500,000	8,898,750
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	2,565,000	2,441,700
Ohio--1.8%
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,000,000	3,014,370
Hamilton County,
Sales Tax Refunding and
Improvement Bonds (Insured;
AMBAC)	0.00	12/1/25	14,865,000 b	6,949,239
Oklahoma--1.6%

McGee Creek Authority,
Water Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	1/1/13	4,365,000	4,566,008
Oklahoma Municipal Power
Authority, Power Supply System
Revenue	6.00	1/1/38	4,000,000	4,415,880
Oregon--1.0%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	4/1/26	4,885,000	5,321,817
Pennsylvania--1.4%
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,783,440
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000	5,628,700
South Carolina--1.0%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	5,000,000	5,477,200
Tennessee--2.0%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	4,955,000	4,962,185
Johnson City Health and
Educational Facilities Board,
HR (Mountain States Health
Alliance)	6.00	7/1/38	2,435,000	2,502,620
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	8,000,000 d	3,535,920

Texas--6.9%
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	2,000,000 f	1,089,320
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	3,000,000	1,206,090
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	3,250,000	3,262,577
Lower Colorado River Authority,
Transmission Contract and
Improvement Revenue (Lower
Colorado River Authority
Transmission Services
Corporation Project)	5.00	5/15/30	2,500,000	2,619,150
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	11,850,000	12,806,177
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	5,778,943
Southwest Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	2/1/25	6,110,000	7,419,190
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,561,810
Virginia--.7%
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	3,550,000	3,851,573
Washington--3.8%
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	2,000,000	2,128,600
Washington,
GO (Various Purpose)	5.00	2/1/28	5,000,000	5,514,700

Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
National Public Finance
Guarantee Corp.)	7.13	7/1/16	10,425,000	13,326,382
Wisconsin--3.0%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	9,000,000 a	10,059,300
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,244,572
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,093,080
U.S. Related--3.2%
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,000,000	2,020,720
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	3,000,000	3,216,180
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.00	8/1/26	2,500,000	3,244,675
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,014,860
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,500,000	2,707,175
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,000,000	5,373,900
Total Long-Term Municipal Investments
(cost $518,154,928)				546,470,462

Short-Term Municipal	Coupon	Maturity	Principal
Investment--.1%	Rate (%)	Date	Amount ($)	Value ($)
California;
California,
GO Notes
(Kindergarten-University)
(LOC: California Teachers
Retirement System and Citibank
NA)
(cost $320,000)	0.23	8/1/10	320,000 [g]	320,000
Total Investments (cost $518,474,928)			100.3%	546,790,462
Liabilities, Less Cash and Receivables			(.3%)	(1,891,174)
Net Assets			100.0%	544,899,288

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Purchased on a delayed delivery basis.
d	Non-income producing--security in default.
e	Collateral for floating rate borrowings.
f	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities had a total market value of $11,785,723 or 2.2% of net assets.
g	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $518,474,928. Net unrealized appreciation on investments was $28,315,534 of which $37,547,970 related to appreciated investment securities and $9,232,436 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	546,790,462	-	546,790,462

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.

Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended July 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 24, 2010

By: /s/ James Windels
James Windels Treasurer
Date: September 24, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)